Salary and staff costs	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Salary and staff costs
9.
Salary and staff costs

	2023	2022	2021
	S$’000	S$’000	S$’000
Wages and salaries	59,350	57,740	49,931
Directors' fees*	804	688	575
Employer's contribution to defined contribution plans	6,700	6,555	5,428
Other employee benefits	6,117	6,187	3,068
	72,971	71,170	59,002

*Directors' fees which were paid out in shares amounted to S$Nil (2022: S$180,000, 2021: S$180,000).